Note Income taxes (Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount
Income Tax Reconciliation Change In Enacted Tax Rate	$ 168,358	$ 0	$ 0
Income tax expense	230,830	78,784	(495,172)
PUERTO RICO
Amount
Computed income tax at statutory rates	132,020	114,792	155,542
Net benefit of net tax exempt interest income	(76,815)	(63,053)	(60,049)
Deferred tax asset valuation allowance	20,882	16,585	(586,159)
Difference in tax rates due to multiple jurisdictions	(2,217)	(4,092)	(3,008)
Unrecognized tax benefits	(1,185)	(4,442)	0
State and local taxes	4,123	9,081	4,543
Effect of income subject to preferential tax rate	(1,232)	(1,242)	3,969
Income tax expense	$ 230,830	$ 78,784	$ (495,172)
% of pre-tax income
Computed income tax at statutory rates	39.00%	39.00%	39.00%
Net benefit of net tax exempt interest income	(23.00%)	(22.00%)	(15.00%)
Deferred tax asset valuation allowance	6.00%	6.00%	(147.00%)
Difference in tax rates due to multiple jurisdictions	(1.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate	50.00%	0.00%	0.00%
State and local taxes	1.00%	3.00%	1.00%
Unrecognized tax benefits	0.00%	(2.00%)	0.00%
Income tax (benefit) expense	68.00%	27.00%	(125.00%)
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate
Amount
Effect of income subject to preferential tax rate	$ (13,104)	$ 11,155	$ (10,010)
% of pre-tax income
Others	(4.00%)	4.00%	(3.00%)
PUERTO RICO | Others
% of pre-tax income
Others	0.00%	0.00%	1.00%
PUERTO RICO | Unrecognized tax benefits
Amount
Unrecognized tax benefits	$ (4,400)